Supplementary cash flow information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information
Supplementary cash flow information

The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2015	2014	2013
Purchase of West Auriga, issuance of loan note to related party (1)	—	100.0	—
Purchase of West Vela, deferred consideration payable to related party (2)	—	73.7	—
Purchase of West Vela, contingent consideration payable to related party (2)	—	65.7	—
Purchase of the West Polaris, deferred consideration payable to related party (3)(4)	65.0	—	—
Purchase of the West Polaris, seller's credit payable to related party (3)	44.6	—	—
Capital injection due to forgiveness of related party payables	—	—	40.5

1.	The purchase of the West Auriga was financed by the issuance of a discount loan note: refer to Note 3 - Business acquisitions

2.	The purchase of the West Vela was financed partly by deferred and contingent consideration: refer to Note 3 - Business acquisitions

3.	The purchase of the West Polaris was financed party by a seller's credit and deferred consideration: refer to Note 3 - Business acquisitions.

4.	The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2015. Refer to Note 3 - Business acquisitions.